SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Shares Capital
	December 31,
	2020		2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 0.01 par value each	250,000,000	39,034,759	250,000,000	40,041,870

Schedule of Share Based Compensation Expense
	Year ended December 31,
	2019	2020	2021

Cost of revenues	$5,690	$8,734	$11,158
Research and development	10,960	14,691	20,498
Sales and marketing	20,976	28,220	38,546
General and administrative	17,891	20,204	25,234

Total share-based compensation expense	$55,517	$71,849	$95,436

Schedule of Stock Option Activity
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Balance as of December 31, 2020	648,773	$62.09	5.94	$64,555

Granted	22,600	162.24
Exercised	197,667	55.35
Forfeited	12,854	101.87

Balance as of December 31, 2021	460,852	68.78	5.44	48,261

Exercisable as of December 31, 2021	390,954	$60.05	4.95	$44,269

Schedule of Fair Value Assumptions
	Year ended December 31,
Options	2019	2020	2021

Expected volatility	48%	40%-41%	44%-46%
Expected dividends	0%	0%	0%
Expected term (in years)	5.90-6.10	4.02-4.20	3.65-3.88
Risk free rate	1.49%-2.49%	0.22%-1.61%	0.49%-0.99%

	Year ended December 31,
ESPP	2019	2020	2021

Expected volatility	-	-	33.63%
Expected dividends	-	-	0%
Expected term (in years)	-	-	0.5
Risk free rate	-	-	0.1%

Schedule of Options Data
	Year ended December 31,
	2019	2020	2021

Weighted-average grant date fair value of options granted	$55.43	$33.82	$55.50
Total intrinsic value of the options exercised	$45,326	$18,790	$20,742

Schedule of RSUs and PSUs Activity
	Amount of RSUs and PSUs	Weighted average grant date fair value

Unvested as of December 31, 2020	2,121,633	$98.67

Granted	1,111,672	$143.69
Vested	809,444	$90.16
Forfeited	244,147	$109.88

Unvested as of December 31, 2021	2,179,714	$123.54